Note 7 Probability of default of loans and advances to customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subject to 12 month ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	95.10%	94.50%	92.40%
Subject to 12 month ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	5.20%	3.20%	3.80%
Subject to 12 month ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	13.80%	9.00%	10.70%
Subject to 12 month ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	19.10%	17.10%	25.40%
Subject to 12 month ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	24.60%	29.70%	21.70%
Subject to 12 month ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	21.20%	23.50%	20.60%
Subject to 12 month ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	9.50%	10.20%	8.70%
Subject to 12 month ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.10%	1.20%	1.00%
Subject to 12 month ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.50%	0.70%	0.50%
Subject to lifetime ECL [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	4.90%	5.50%	7.60%
Subject to lifetime ECL [Member] | 0 to 2 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.00%	0.00%
Subject to lifetime ECL [Member] | 2 to 5 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.00%	0.00%	0.20%
Subject to lifetime ECL [Member] | 5 to 11 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.10%	0.00%	0.50%
Subject to lifetime ECL [Member] | 11 to 39 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.50%	0.60%	1.30%
Subject to lifetime ECL [Member] | 39 to 194 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.40%	1.70%	2.10%
Subject to lifetime ECL [Member] | 194 to 1061 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	1.70%	1.60%	2.20%
Subject to lifetime ECL [Member] | 1061 to 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.70%	0.50%	0.60%
Subject to lifetime ECL [Member] | More than 2121 [Member]
Disclosure of probability of default [Line Items]
Probability of default of loans and advances to customers	0.60%	0.90%	0.80%